February 6, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549-4561

Mail Stop 4561

RE:	Mavenir Systems, Inc.

Registration Statement on Form S-1

First Submitted Confidentially on December 20, 2012

CIK No. 1361470, File No. 377-00074

Ladies and Gentlemen:

We are submitting this letter on behalf of our client, Mavenir Systems, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated January 16, 2013 (the “Staff Letter”) relating to the above-referenced submission (the “Initial Submission”). The Company is concurrently submitting an amended draft registration statement on Form S-1 (“Confidential Submission No. 2” and, the Initial Submission as so amended by Confidential Submission No. 2, the “Registration Statement”). Additionally, on behalf of the Company, we are supplementally providing with this letter additional materials in response to certain comments raised in the Staff Letter.

In this letter, we have reproduced the comments from the Staff Letter in italicized, bold type and followed each comment with the Company’s response. Except as otherwise specifically indicated, page references correspond to the pages of Confidential Submission No. 2.

General

1.	Please provide us with the relevant portions of the industry research reports you cite, such as from Gartner and Ericsson. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you.

Response: The Company is supplementally providing the requested information under separate cover. None of these industry reports were prepared for the Company. The Company is also supplementally providing additional information responsive to Comment 5 along with the material requested by this Comment 1. The Company

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

respectfully advises the Staff that certain of these materials are not in the public domain. Therefore, pursuant to Rule 418(b) under the Securities Act, the Company respectfully requests that the Staff return these supplemental materials to the Company or the undersigned counsel following completion of the Staff’s review of such information. The Company has not filed this supplemental information in electronic format.

2.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company acknowledges the Staff’s comment and confirms that it will provide the Staff with (1) written communications presented by or on behalf of the Company to potential investors in reliance on Section 5(d) of the Securities Act and (2) any research reports published or distributed in reliance on Section 2(a)(3) of the Securities Act. The Company confirms to the Staff that no such materials have been presented, published or distributed to date.

3.	We will contact you separately regarding your proposed graphics.

Response: The Company acknowledges the Staff’s comments provided telephonically on January 17, 2013, regarding its proposed graphics. The Company has included revised and simplified graphics on pages 83 and 86 of the Registration Statement. The Company has revised its graphic on page 83 and disclosure on pages 83 through 85 to align with the Company’s two product categories, (1) voice and video and (2) enhanced messaging. The Company has also revised the text of the Registration Statement on pages 83 and 86 to clarify the concepts that these graphics are intended to convey to investors.

Prospectus Summary

Overview, page 1

4.	Please revise your disclosure in the summary and the risk factors sections to reduce the use of highly technical business terms. See Rule 421(d)(2)(v) of Regulation C. For example, use clear and concise language to explain the terms rich communications, enhanced messaging systems, RCS, VoLTE, and VoWi-Fi. Similarly revise the business section. See Rule 421(b)(4) of Regulation C.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company has revised the “Overview” and the “Risk Factors” in the Registration Statement in response to the Staff’s comment, as well as similarly revising the “Our Business” section. Please see, for example, pages 1, 2, 3, 5, 14, 15 and corresponding changes to the “Our Business” section. In addition, on page 7 of the Registration Statement, the Company has provided brief explanations of the terms referenced in the Staff’s comment as well as some additional terms.

The Company has elected to retain the use of a number of acronyms as it feels that their use will enhance the readability of the Registration Statement. In the Company’s industry, a number of acronyms representing industry terms and concepts described in the Registration Statement—such as LTE, Wi-Fi, HSPA, IP, 2G, 3G, 4G, RCS and RCS-e—are well-known by industry participants.

5.	Please provide supplemental, qualitative, or quantitative support for your claims that:

•	you are a “leading” provider of software-based networking solutions;

Response: The Company is a leading provider of software-based telecommunications networking solutions that enable mobile service providers to deliver high-quality communications to their subscribers because of the Company’s innovative solutions, its broad customer base and the fact that it has a history of successfully competing for business with some of the largest solutions providers in the mobile industry.

As described in the Registration Statement and below in the responses to additional sub-parts of this comment from the Staff, the Company’s solutions powered the first commercial launches of Voice-Over-LTE (VoLTE) and Rich Communications Suite 5.0 by MetroPCS. For reference, the Company respectfully refers the Staff to the press releases issued by MetroPCS titled “MetroPCS Launches World’s First Commercially Available Voice Over LTE Service and VoLTE-Capable 4G LTE Smartphone” and “MetroPCS Takes Consumer Mobile Experience to New Levels as the First 4G LTE Mobile Service Provider in the World to Deploy Rich Communication Services,” which are being supplementally provided to the Staff under separate cover.

Also as described in the Registration Statement, the Company’s customers include a number of the world’s largest mobile service providers that together serve a significant portion of the world’s mobile subscribers. In particular, as measured by the number of subscribers at the end of 2012, the Company’s customers include (i) eight of the top twenty mobile service providers globally, (ii) three of the top five mobile service providers in the United States and (iii) four of the top five mobile service providers in Western Europe. The Company is providing to the Staff supplementally data from Wireless Intelligence on the number of subscribers served by the Company’s customers to support the statements in this paragraph and the corresponding statements in the Registration Statement.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

In serving its mobile service providers, the Company competes with other providers including Alcatel-Lucent, Ericsson, Nokia Siemens Networks and Huawei as disclosed in the Registration Statement. These companies are widely recognized as leading providers of mobile communications solutions and technology and compete for a number of the same contracts that the Company seeks. As demonstrated by the following examples, the Company has won, and continues to win, substantial business from major mobile service providers, not only when competing in bid processes generally but also when one or more of the Company’s competitors is an incumbent supplier to the relevant mobile service provider.

Certain deployments of the Company’s solutions are described in the Registration Statement (including under “Customer Case Studies” beginning on page 88). A major pan-European mobile service provider, which is in the top twenty global mobile service providers by number of subscribers, selected the Company’s solutions for deployment of VoLTE and Rich Communication Suite in a large Western European country in the second quarter of 2012. The Company has also won other significant recent business. For example, in the fourth quarter of 2012, a large pan-European mobile service provider recently awarded the Company its IP Multimedia Subsystem (IMS) business in three European countries, which business is expected to consist of both core network application servers and VoLTE application servers. As a result of this win, the Company will be the end-to-end supplier and system integrator for the entire 4G core network for this mobile service provider in these countries. In another recent win also in the fourth quarter of 2012, the Company was awarded a contract to provide a VoLTE application server to another pan-European mobile service provider (also in the top twenty as measured by global subscribers). This mobile service provider advised the Company that its decision was based heavily on the Company’s demonstrated ability to deliver VoLTE in a virtualized “cloud” environment, which is an emerging technology. This particular win, described on page 89 of the Registration Statement as the last customer case study, substantiates the market-leading nature of the Company’s solutions. In each of these examples, the Company’s competition included incumbent 2G and 3G network suppliers to these customers. The Company is also currently one of only two or three solution providers competing for three other major mobile service provider contracts. The Company respectfully advises the Staff that the contracts and contract wins described in this paragraph have not yet been publicly announced, and the Company is prohibited by confidentiality agreements with its customers from disclosing their identities or providing other identifying information in this response letter or in the Registration Statement.

The proven innovative nature of the Company’s solutions as evidenced by its support of first-in-class launches, the strength of the Company’s customer base and the Company’s successful history of competition with companies widely considered to be industry leaders in the mobile solutions industry all support its statement that the Company is a leading provider of software-based telecommunications network solutions.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

•

you enable mobile service providers to offer services that generate increased revenue and improve subscriber satisfaction and retention, while allowing them to improve time-to-market of new services and reduce network costs;

Response: The Company’s currently-available solutions enable its mobile service provider customers to reduce the cost of the voice services they currently offer. Voice calling is a fundamental service that mobile service providers have offered for years. As a result of spectrum limitations and the commoditization of voice calling services, mobile service providers are seeking ways to reduce the cost of delivering voice services, as described on pages 76 and 77 of the Registration Statement. The solutions based on the Company’s Telephony Application Servicer (TAS), described beginning on page 83 of the Registration Statement, enable mobile service providers to deliver voice calls over mobile broadband IP networks such as LTE and Wi-Fi (this ability is referred to as Voice-Over-LTE or Voice-Over-Wi-Fi, or VoLTE and VoWi-Fi). LTE and Wi-Fi networks have significantly higher capacity than the circuit-oriented 2G and 3G networks currently used to provide most mobile voice calling services. Because of these networks’ higher capacity and the ability of mobile service providers to deliver voice services over the same network as data services (and thus avoid the costs of operating separate networks for voice and data), the Company expects that VoLTE and VoWi-Fi will enable mobile service providers to deliver voice calling at a lower per-subscriber cost.

The Company respectfully refers the Staff to the report “Voice over LTE (VoLTE): Market Analysis and Forecasts,” which is being furnished to the Staff under separate cover. On pages 5 through 7, that report describes the potential for mobile service providers to lower their operating costs by moving voice services to LTE. On page 14, the report notes that the cost of delivering data over LTE networks is significantly less on a per-gigabyte basis than 2G and 3G circuit-switched networks. The Company respectfully advises the Staff that, while this report was not prepared by or for the Company, it is not in the public domain. The Company also refers the Staff to an article by Andrew M. Seybold, a noted analyst of the wireless communications industry, titled “Why Networks Want to Move to Voice Over LTE.” This article, which was not prepared by or on behalf of the Company, is available online at no cost and is being supplied to the Staff supplementally under separate cover, notes that certain mobile service providers can reduce their costs by moving all of their communications services to LTE networks and therefore supporting only one network technology instead of multiple network technologies.

Another way that the Company allows mobile service providers to reduce costs is through virtualized, or cloud-based, deployment. As described on pages 79 and 82 of the Registration Statement, cloud-based deployment is viewed as a way for mobile service providers to reduce costs because it allows mobile service providers to deploy services with commercial off-the-shelf servers rather than dedicated, proprietary hardware, therefore avoiding significant up-front infrastructure costs and costs associated with purchasing and replacing proprietary hardware.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

The Company’s currently-available solutions also enable its mobile service provider customers to offer new subscriber services over existing and next-generation networks, which the Company believes will help mobile service providers generate additional revenue and attract subscribers to their networks. As described on page 78 of the Registration Statement, the Company’s solutions enable the delivery of rich communication services to mobile service providers’ subscribers over existing 2G and 3G networks and next-generation 4G networks. Rich communication services are an integrated set of communications services that includes one-on-one or group text messaging, two-party or multi-party voice or video calling, the exchanging of files or images and live video streaming from one user to another. Rich Communication Suite (RCS) is a set of standards and specifications promulgated by the GSM Association (GSMA), a worldwide association of mobile service providers, as part of an industry-wide effort to develop new services for consumers. The Company’s solutions were used to support MetroPCS’s launch of Rich Communication Suite 5.0, which is currently the most advanced version of Rich Communication Suite, over MetroPCS’s 4G-LTE network, as reported in the MetroPCS press release titled “MetroPCS Takes Consumer Mobile Experience to New Levels as the First 4G LTE Mobile Service Provider in the World to Deploy Rich Communication Services,” which is being supplementally provided to the Staff under separate cover. The Company expects that these new services will provide additional sources of revenue and improve subscriber satisfaction and retention, and also expects that mobile service providers will incur the costs to deploy them in light of declining voice revenues.

In addition, the Company’s solutions enable mobile service providers to improve the time-to-market of certain 4G services by deploying them over existing 2G and 3G networks before these networks have been fully upgraded to 4G. For example, as described on page 88 of the Registration Statement, the Company’s mOne® Convergence Platform enabled a Western European mobile service provider to launch LTE-capable smartphones over its existing network prior to completing its deployment of a new 4G-LTE network, and this mobile service provider will be able to launch VoLTE and RCS more quickly as a result of having implemented the Company’s mOne® Convergence Platform. Another example of the Company’s solutions improving time-to-market and reducing network costs was the deployment of circuit switch fallback (CSFB) by European mobile service provider Hi3G ACCESS AB as described in the jointly-issued press release titled “Hi3G ACCESS AB (Hi3G) deploys CSFB with Mavenir Systems,” which is being provided to the Staff supplementally under separate cover. In this press release the project owner for Hi3G ACCESS AB is quoted as saying “CSFB is essential to the introduction of LTE smartphones before VoLTE is introduced. We selected Mavenir because of their proven CSFB technology, their speed to market and the ease of integrating into our LTE network.” Also according to this joint press release, the Company’s solution “enabl[ed] Hi3G to get the system up and the network ready quickly with minimal impact on the current network as no network upgrades [were] required.” The ability of mobile service providers to launch LTE-capable smartphones and services

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

using the Company’s solutions before physically upgrading their entire networks to 4G has enabled this particular customer to improve time-to-market of these LTE services. The Company believes its solution is capable of doing the same for other customers. A third example of improving time-to-market for a customer is described on page 88 of the Registration Statement in the first customer case study. In that case, the Company’s solutions allowed the customer to launch its services six to nine months prior to the timeline offered by competing solutions. These three examples substantiate the Company’s claim that its solutions enable mobile service providers to improve time-to-market of new services and reduce network costs.

•	your migration services are “cost-effective;”

Response: Based on the industry experience of the Company’s management, the Company believes that mobile service providers incur significant labor and technology costs to migrate existing services to new networks and, as a result, they migrate services to new networks gradually over time. The Company’s VoLTE Interworking Function, described on pages 83 and 84 of the Registration Statement, results in lower costs to mobile service providers as it is a software solution that allows the introduction of LTE smartphones over existing 2G and 3G networks without costly updating of physical infrastructure that would otherwise be required to provide such services. This solution allows mobile service providers to launch new services and to support LTE-capable smartphones on their networks before they have completed the transition of their services to 4G-LTE networks, which the Company believes will result in cost savings for mobile service provider customers.

For reference, please see the press release titled “Hi3G ACCESS AB (Hi3G) deploys CSFB with Mavenir Systems,” which was jointly issued by Hi3G ACCESS AB and the Company and is being provided to the Staff supplementally under separate cover. According to that joint press release, the Company’s solution “enabl[ed] Hi3G to get the system up and the network ready quickly with minimal impact on the current network as no network upgrades [were] required.” This press release and the solution deployment described in it substantiate the Company’s claim that its migration services are cost-effective, as its solutions enabled the customer to provide new services before incurring the cost of network upgrades. In addition, the Company’s ability to support virtualized, cloud-based deployment of next-generation network solutions as described in the third paragraph of the previous bullet point is another way that the Company provides cost-effective migration services.

•	you offer “high quality” integrated communications services;

Response: The Company has based its statement that it offers “high quality” services on its successful support of “carrier-grade” services offered by its mobile service provider customers. As described on page 79 of the Registration Statement, mobile service providers have a standard of 99.999% availability for their networks. As mobile phones

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

continue to displace fixed-line phones as the primary means of telephonic communications, subscribers additionally demand and expect extremely high availability of mobile service networks. Since the Company’s customer T-Mobile USA launched VoWi-Fi in the fourth quarter of 2011 and the Company’s customer MetroPCS launched VoLTE in the third quarter of 2012, each using the Company’s voice communication solutions, neither has experienced a network outage as a result of the application of the Company’s solutions.

•	you offer a “rich” communications experience;

Response: As described above in the Company’s response, the Company provides solutions that enable the deployment of rich communication services, as described in the Company’s response to the second bullet point above. The Company has revised the Registration Statement to provide a clearer and more concise description of rich communication services. Please see page 7.

•	you have been “first to market” with solutions that enable many enhanced subscriber services and have achieved a “first-mover” advantage;

Response: The Company respectfully advises the Staff that the statements that it has been “first to market” on pages 5 and 80 of the Registration Statement refer to the use of its solutions in the first live deployment of VoLTE in the third quarter of 2012 and the first deployment of Rich Communication Suite 5.0 in the fourth quarter of 2012, each by MetroPCS. For further information, the Company respectfully refers the Staff to two press releases by MetroPCS, entitled “MetroPCS Launches World’s First Commercially Available Voice Over LTE Service and VoLTE-Capable 4G LTE Smartphone” and “MetroPCS Takes Consumer Mobile Experience to New Levels as the First 4G LTE Mobile Service Provider in the World to Deploy Rich Communication Services.” These press releases are being provided supplementally to the Staff under separate cover.

“Enhanced subscriber services” refer to the enhanced services offered by rich communication suite, as described in the second bullet point of the Company’s response to this Comment 5 above.

The Company’s management believes the Company has a “first-mover advantage” because it believes that the experience and detailed technical knowledge that its employees obtained during the course of enabling a mobile service provider to launch these first-to-market services will be directly applicable to projects with future customers. The Company believes that it will be able to complete similar projects more efficiently and effectively for future customers and that its experience in providing these first commercial launches of market-leading mobile technology will be a selling point when seeking business with other mobile service provider customers.

•	you have “proven, robust and large-scale deployments for existing customers;”

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company respectfully refers the Staff to the descriptions of its deployments described in the second bullet point of its response to this Comment 5. Also, as noted in the Company’s response to the fourth bullet point of this Comment 5, the Company has not had a mobile service provider experience an outage as a result of the deployment of the Company’s solutions.

•	you have a “proven track record” of providing “differentiated and innovative” solutions; and

Response: The Company respectfully refers the Staff to the descriptions of its deployments described in the second bullet point of its response to this Comment 5, which demonstrate the Company’s substantial track record. In this regard, the Company notes that its innovative solutions successfully enabled the first commercial launches of VoLTE and RCS 5.0, as described in more detail in the second bullet point of the Company’s response to this Comment 5 above.

•	generational changes in technology for the mobile industry occur approximately every ten years

Response: The mobile communications industry uses the phrase “generational changes” to refer to major shifts in the technology used to deliver mobile communications. The first significant generational change recognized by the industry is the shift from analog to digital radio transmissions in the early 1990’s; this is commonly referred to as second-generation or 2G. The second significant shift began with the launch in 2002 of the Universal Mobile Telephone System, which is commonly referred to as third-generation or 3G. The fourth generation, which includes Long Term Evolution (LTE), began launch in 2009 and mobile service providers are currently in the process of deploying, or considering whether or how to deploy, this technology.

For the Staff’s further reference, the Company has supplementally provided under separate cover a research report by 4G Americas and Rysavy Research, LLC. This report describes generally, on pages 16 through 19, the evolution of the mobile communications industry. Specifically referring to generations 1G through 4G, the report notes on page 18 that “[t]he interval between each significant technology platform has been about ten years,” while acknowledging that innovation continues within each platform during these intervals. This report was not prepared for the Company and is publicly available online without charge.

Risk Factors

“We depend on a limited number of mobile service provider customers…,” page 15

6.	Please identify the mobile service providers referenced in this section, and include a cross-reference to the more detailed discussion on page 83.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company has revised the Registration Statement in response to the Staff’s comment to disclose that the mobile service providers referenced in this risk factor are AT&T, T-Mobile USA, Vodafone and MetroPCS and the Company has provided the requested cross-reference to the more detailed discussion of its customers on page 87. Please see page 16.

7.	You state that “[g]enerally,” you do not have and you do not enter into multi-year purchase contracts with your customers or have any contractual arrangements to ensure future sales to existing customers. Please tell us whether you have any agreements with the mobile service providers referenced in this risk factor. For any such agreement, please explain to us how you determined that you did not need to file the agreement pursuant to Item 601(b)(10) of Regulation S-K. Alternatively, file any such agreement as an exhibit and revise the Business section to discuss the material terms of the agreement, including the duration.

Response: The Company respectfully advises the Staff that it does not have agreements directly with AT&T, T-Mobile USA or Vodafone (three of the four specific mobile service providers referenced in this risk factor). The Company sells its solutions to each of those mobile service provider customers through its channel partner relationship with Cisco Systems. These three mobile service provider customers have entered into agreements with Cisco Systems to purchase the Company’s solutions, and the Company is not a party to those agreements. The Company has filed its Reseller OEM Agreement with Cisco Systems, which governs the Cisco channel partner relationship, in response to Item 601(b)(10) of Regulation S-K.

The Company also respectfully advises the Staff that it has concluded that the agreement with MetroPCS is not required to be filed under Item 601(b)(10) of Regulation S-K. The Company’s management believes that its agreement with MetroPCS is of the type that ordinarily accompanies the Company’s business, and the contract does not fall into any of the categories specified in clauses (A) through (D) of Item 601(b)(10)(ii) of Regulation S-K.

In particular, the Company has concluded that it is not substantially dependent on its contract with MetroPCS as contemplated by Item 601(b)(10)(ii)(B) of Regulation S-K. In addition, as disclosed on page 19 of the Registration Statement, MetroPCS has entered into an agreement pursuant to which it will be acquired by T-Mobile USA, another customer of the Company. Although the Company cannot be certain what will happen to its relationship with MetroPCS following the T-Mobile USA/MetroPCS merger, if the merger is consummated the Company expects that the sales of its solutions to MetroPCS will instead take place through the channel partner relationship with Cisco Systems and will be governed by an agreement between T-Mobile USA and Cisco Systems. Moreover, the Company’s management currently expects the revenues under its agreement with MetroPCS to constitute a smaller portion of its total revenues than they constituted in 2010 (27%) or the nine months ended September 30, 2012 (11%).

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Additionally, the Company advises the Staff that revenues under the agreement with MetroPCS constituted less than 3% of the Company’s revenues in 2011. Furthermore, because of variability of the Company’s sales cycles described on pages 17 and 18 of the Registration Statement and the generally clustered and unpredictable nature of customer purchases of solutions (and the associated application of complex revenue recognition policies and rules to those revenues) described on pages 18 and 19 of the Registration Statement, the portion of the Company’s revenue represented by particular customers from period to period varies significantly. In certain cases, the fact that a customer constitutes a significant portion of the Company’s revenue in a particular fiscal period is not expected to be indicative of the Company’s reliance or dependence on that customer for future periods. For these reasons, the Company’s management has concluded that the Company is not substantially dependent on its contract with MetroPCS.

“We rely significantly on channel partners to sell our solutions…,” page 15

8.	Please disclose when your reseller agreement with Cisco Systems expires/is up for renewal, and include a cross-reference to the more detailed discussion of the terms of the agreement that begins on page 116 of the prospectus.

Response: The Company has revised the Registration Statement in response to the Staff’s comment to provide the requested information. Please see pages 16 and 17. In addition, the Company has on both page 17 and page 121 expanded on the Company’s general obligations in the event of such a non-renewal by Cisco Systems.

“We expect to incur significant additional costs as a result of…,” page 22

9.	Please quantify the significant additional costs, if known and material.

Response: The Company respectfully advises the Staff that it does not have precise estimates of the incremental costs that it would incur as a public company. As a result, the Company has not revised its disclosure in this risk factor. The Company does not expect these additional costs to be significantly different from other newly public companies of comparable size.

“We use a limited number of standard hardware suppliers…,” page 28

10.	Please explain to us how you determined that you are not substantially dependent on your agreements with hardware suppliers. See Item 601(b)(10)(ii)(B) of Regulation S-K.

Response: The Company confirms that it is not substantially dependent on any agreements with hardware suppliers as contemplated by Item 601(b)(10)(ii)(B) of Regulation S-K. Upon further review in response to the Staff’s comment, the Company has revised the risk factor on page 29 to clarify the limited risks posed by the Company’s relationships with its hardware suppliers.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

The Company chooses to use a limited number of suppliers for the standard, off-the-shelf servers and other hardware necessary to operate the Company’s solutions, but several other suppliers could each furnish the Company with equivalent items in the needed quantities. The Company intentionally uses open standards hardware, and such hardware does not, as purchased by the Company, contain Company-specific proprietary modifications from the hardware suppliers.

Furthermore, the Company purchases hardware on an as-needed basis at its own discretion, by submitting separate purchase orders to one or more suppliers from time to time. The Company has not entered into any long-term purchase commitment with such suppliers, and therefore, the Company’s hardware supply agreements do not represent “continuing contracts” as contemplated by Item 601(b)(10)(ii)(B).

In view of the above and the information in the revised risk factor, the Company confirms that it is not substantially dependent on any of its hardware supply contracts.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 47

11.	Please balance your disclosure in this section by discussing the key challenges you are facing. See Item 303(a) of Regulation S-K, and for guidance, refer to Section III.A of SEC Release No. 33-8350. For example, discuss the reasons for your operating losses and net losses, and your plans for generating profits.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 48 and 49.

Results of Operations — Summary

Comparison For the Years Ended December 31, 2010 and 2011

Revenues, page 51

12.

You state that revenues increased primarily due to increased sales of your core Mavenir mOne® products to existing customers who initiated product expansions as well as new customer sales. Consider providing additional disclosure regarding the extent that the significant increase in revenues was attributable to new customers versus sales of additional products to existing customers, and the size of your installed base of customer deployments. In addition, please provide more detailed disclosure regarding the extent that your increase in revenue is attributable to an increase in users versus any change in prices. Make a similar revision to your discussion of the nine months ended September 30, 2011 and 2012. See Items 303(a) and (b) of Regulation S-K.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 52 and 56.

13.	Although you have disclosed the impact of the Airwide Solutions acquisition on total revenue, please also provide quantitative disclosure of the impact of the acquisition on software products and maintenance.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 53.

14.	Please provide a more detailed explanation of why enhanced messaging products grew twice as fast as voice and video.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 53.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation

Determination of the fair value of stock-based compensation grants, page 60

15.	We note the disclosure on page 61 that your expected volatility assumptions were based upon the historical volatility of comparable public companies. Similarly, we note on page 62 that you consider valuations of comparable public companies to determine the fair value of your common stock. Please confirm that the same set of companies is used in all of your valuation assumptions and estimates and update your disclosure accordingly. Also revise to disclose any limitations or uncertainties over comparability.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 63.

Determination of the Fair Value of Common Stock on Grant or Modification Dates, page 61

16.

We note your disclosure on pages 61 and 62 regarding the determination of the fair value of your common stock which describes the factors considered by management in addition to the third-party valuations. Please provide additional details regarding the specific methodologies used in determining enterprise value and the specific methodologies used to allocate enterprise value between common stock and

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

preferred stock. Further, we note your disclosure on page 62 that describes your consideration for the prices paid by your investors in your sales of redeemable convertible preferred stock. Include a discussion of how these prices impact your determination of enterprise value and the allocation of enterprise value between common stock and preferred stock, as appropriate. Finally, to the extent applicable, include any additional assumptions used to determine fair value of the underlying common stock.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 65 through 67.

17.	We note your disclosure on page 63 that the fair value of common stock underlying the grants made from December 13, 2011 to January 25, 2012 was based in part by a valuation completed on June 1, 2011. Please update your disclosure to describe your basis for using the June 1, 2011 valuation to determine the fair value of common stock in December 2011 and January 2012 including why you believe this valuation is contemporaneous considering length of time from the valuation date to the option grant date.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 64 and 65.

18.	We further note your disclosure on page 63 that your enterprise values increased from $43 million in July 2010 to $97 million in June 2011 and $160 million in August 2012 but decreased to $118 million in October 2012. Please clarify in your disclosure the factors and assumptions that resulted in these changes in enterprise value.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 65 through 67.

19.	For options granted on October 30, 2012, you disclose that the Board determined that these options should have an exercise price of $0.73 per share which was determined to be equal to or greater than the estimated fair value of your common stock. Considering the table on page 61 related to your option grants presents the estimated fair value per share on this grant date as $0.73 per share, please revise your disclosure to clarify the common stock fair value on the grant date and tell us what fair value assumption was used in your Black-Scholes valuation model to determine compensation expense.

Response: The Company has revised the Registration Statement in response to the Staff’s comment to clarify that the Company’s Board of Directors determined that the fair value of the Company’s common stock on the October 30, 2012 grant date was $0.73 per share. Please see page 66.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Separately, the Company respectfully advises the Staff that the Company expects to use $0.73 as the fair value assumption in its Black-Scholes valuation model to determine compensation expense with respect to the options granted on October 30, 2012. The Black-Scholes model with respect to grants made in the fourth quarter of 2012 is being finalized in connection with the preparation of the Company’s financial statements for the fourth quarter of 2012, and therefore remains subject to adjustment as part of that process.

20.	For any future options grants, discuss the significant factors contributing to the difference in the fair value determined between each grant and equity related issuance as of the date of your current registration statement. This reconciliation should describe the significant intervening events within the company and changes in assumptions as well as the weighting and selection of valuation methodologies employed that explain the changes in the fair value of the underlying stock up to the filing of the registration statement.

Response: The Company has revised the Registration Statement in response to the Staff’s comment in connection with option grants made in January 2013. Please see page 67.

21.	When your estimated IPO price is known, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

Response: The Company confirms that it will provide the requested information when its estimated IPO price is known.

22.	Also, when your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO price range. The disclosure should fully describe the assumptions utilized at the IPO valuation date that are significantly different than those used in the most recent valuation.

Response: The Company confirms that it will provide the requested disclosure when its estimated IPO price is known.

23.	Consider revising to separately disclose the intrinsic value of all outstanding vested and unvested options based upon the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will consider the disclosure of intrinsic value of outstanding vested and unvested options when its estimated IPO price is known.

24.	For any options granted or other stock-based issuances subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements. Additionally, continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 63. The Company confirms that it will provide the Staff with updates to the requested information for equity-related transactions subsequent to this request through the effective date of the Registration Statement.

Liquidity and Capital Resources, page 65

25.	We note your disclosure on page 23 that approximately $4.3 million of your cash balance as of September 30, 2012 was held internationally. We note similar disclosure on page F-29 which indicates that $4.9 million of your cash balance as of December 31, 2011 was held internationally. We further note on page F-54 that income taxes have not been paid on $9.3 million in undistributed foreign earnings as of December 31, 2011. Please tell us your consideration for disclosing the impact of repatriating the undistributed earnings of foreign subsidiaries in your liquidity section. In this regard, we note that this disclosure would illustrate that some cash is not presently available to fund domestic operations and obligations without paying a significant amount of taxes upon their repatriation. Refer to Item 303(a)(1) of Regulation S-K and Section IV of SEC Release No. 33-8350.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 70.

Our Business

Our Strategy, page 76

26.	Please discuss your specific plans for attempting to make your business profitable.

Response: The Company has revised the Registration Statement in response to the Staff’s comment and provided disclosure in this section consistent with the Company’s response to Comment 11 and the associated disclosure on page 48 and 49. Please see page 81.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Executive Compensation

Summary Compensation Table

Cash Awards under the 2011 Management Incentive Plan, page 102

27.	Please clarify that your board of directors exercised its discretion to approve an award payout of 100%, even though it appears that you did not achieve certain performance objectives, such as EBITDA. In addition, please tell us how you considered disclosing your 2011 performance against each performance objective.

Response: The Company respectfully advises the Staff that the “Executive Compensation” section of the Registration Statement has been updated to disclose information regarding the Company’s executive compensation in 2012, the last completed fiscal year, as required by Item 402 of Regulation S-K, in particular, Instruction 1 to Item 402(n).

The Company also respectfully advises the Staff that it will disclose its 2012 performance against each performance objective under the 2012 Executive Bonus Plan after its 2012 audit is complete and after its Board of Directors has approved and certified such performance and the amounts to be paid to the Company’s named executive officers under the 2012 Executive Bonus Plan.

28.	Please disclose how the metric “New Orders” is computed.

Response: The Company respectfully advises the Staff that, unlike the 2011 Management Incentive Plan described in the Initial Submission, the Company’s 2012 Executive Bonus Plan described in Confidential Submission No. 2 does not include the metric “New Orders.” The 2012 Executive Bonus Plan includes the metrics “Revenue,” “Operating Income” and management objectives.

Option Grants to Our Named Executive Officers in 2011, page 104

29.	Please discuss why you granted Messrs. Kohli and Hungle options in 2011, and the reasons for the specific number of options granted to each.

Response: The Company respectfully advises the Staff that no options were granted to any of the Company’s named executive officers in 2012, and the disclosure on page 109 of the Registration Statement has been so updated.

Principal Stockholders, page 119

30.

Footnotes one through four contain disclaimers of beneficial ownership. The persons in footnotes two through four, in particular, disclaim beneficial interest “except to the extent of any pecuniary interest,” but have already admitted that they are beneficial owners due to their voting and/or dispositive power over the disclaimed

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

shares. See Instruction 2 to Item 403 of Regulation S-K. Exchange Act Rule 13d-3 and Item 403 of Regulation S-K do not consider economic interest in determining beneficial ownership. To the extent that you retain these disclaimers, please provide us with a legal analysis supporting your belief that beneficial ownership disclaimers are proper outside of filings on Schedules 13D and 13G, and disclose who has voting and/or dispositive power over the disclaimed shares. For guidance, refer to Section III.A.4 of SEC Release No. 33-5808.

Response: With respect to footnote one regarding the beneficial ownership of the Company’s capital stock by affiliates of North Bridge Venture Partners, the Company respectfully advises the Staff that it has been informed that the voting and dispositive power with respect to such shares is shared by the two individuals specified in the footnote. The Company has been advised that Jeffrey P. McCarthy does not share voting or dispositive power over the shares of the Company’s capital stock held by affiliates of North Bridge Venture Partners. The Company has also been advised that Mr. McCarthy has economic interests in certain of the North Bridge entities. In light of these facts, the disclaimer of beneficial ownership is appropriate in the case of Mr. McCarthy, and respectfully submits that the disclosures contained in the Registration Statement should not be deemed an admission that Mr. McCarthy is the beneficial owner of shares of the Company’s capital stock that are held by affiliates of North Bridge Venture Partners.

In response to the Staff’s comment, the Company has removed the beneficial ownership disclaimers in footnotes two, three and four to the Principal Stockholders table on pages 124 and 125 of the Registration Statement.

Unaudited Pro Forma Condensed Combined Financial Statements

Note 3 – Pro Forma Adjustments, page F-8

31.	We note that you recorded a $1.4 million adjustment to increase sales and marketing expense in your pro forma statement of operations for the year ended December 31, 2011 as described in adjustment (B). We further note your disclosure on pages F-7 and F-8 regarding the fair value adjustments associated with historical Airwide percentage of completion contracts. Please tell us whether adjustment (B) relates to these percentage of completion contracts and if so provide additional details regarding this adjustment, including your basis for recording the adjustment within sales and marketing expense. Additionally, provide additional details regarding the recorded assets and liabilities associated with the fair value of the percentage of completion contracts.

Response: The Company respectfully advises the Staff that, as of the date of the Airwide acquisition, Airwide had a significant backlog of undelivered customer purchase orders. A portion of this backlog had been billed to customers and was represented on the balance sheet as deferred revenue. An adjustment of $2.3 million was recorded to reduce the carrying value of the deferred revenue associated with these orders to its fair value. This adjustment is referred to in adjustment (A) on page F-8.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

The remainder of the undelivered and to-be performed fulfillment effort (the unrecognized contract backlog, which totaled $33.2 million at the date of acquisition) had not been billed and was therefore not presented in the pre-acquisition accounts of Airwide. In order to properly adjust the future recognition of these amounts upon delivery and fulfillment, an estimate of the cost of the fulfillment effort was determined based on the fair value that market participants would be required to pay, or would pay, to assume the rights and obligations of the acquiree under the contract. The post-acquisition operating results present the fair value a market participant expects to receive related to the remaining fulfillment effort and exclude any profit associated with the selling effort. Accordingly, the estimated “selling effort” of $2.6 million was capitalized at the date of acquisition, included in the balance sheet as an adjustment to deferred revenue, and amortized to marketing costs based on how each contract was recognized under the percentage of completion method. The Company considered this treatment appropriate, as it results in a consistent presentation of the selling effort costs as if the Company had incurred the sales and marketing effort and made these sales directly. This adjustment is referred to in adjustment (B) on page F-8. Furthermore, the contractual backlog of $1.4 million (as disclosed on page F-18, note 6) was amortized to the cost of revenues and was fully amortized as of December 31, 2011. Thus, any necessary fair value adjustment is already embedded in the reasonable profit margin. Lastly, due to the short-term nature of the selling effort to be amortized related to the fair value of contracts, and because it would only impact the Company’s gross margins by approximately 1%, the Company does not consider the classification of this amortization expense to be material and believes it has followed the guidance under ASC 350-30-45-2, which states that the amortization expense and impairment losses for intangible assets shall be presented in income statement line items within continuing operations as deemed appropriate for each entity.

The Company has revised its disclosure on pages F-7 and F-8 of the Registration Statement to further clarify the manner in which the cost of the fulfillment effort of each contract was determined.

32.	Your adjustment (E)(ii) indicates that you intend to use the proceeds from this offering to repay debt. However, you do not indicate this intention in your Use of Proceeds disclosure on page 38. Please reconcile these inconsistencies. Further, if you do intend to repay certain debt with the proceeds from this offering, tell us how you considered including pro forma earnings per share information in your selected financial data giving effect to the number of shares issued in this offering whose proceeds will be used to extinguish a portion of your debt. Refer to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: In response to the Staff’s comment, the Company has revised the Registration Statement to reconcile the inconsistency noted by the Staff and respectfully advises the Staff that the Company’s Use of Proceeds disclosure on page 39 is accurate as of the date of Confidential Submission No. 2. The Company has revised page F-8 of the Registration Statement to be consistent with the Use of Proceeds disclosure.

Consolidated Financial Statements of Mavenir Systems, Inc. and Subsidiaries for the Years Ended December 31, 2010 and 2011

Consolidated Statements of Operations and Comprehensive Loss, page F-25

33.	Please revise to present the amount of income tax expense allocated to the foreign currency translation adjustment component of other comprehensive income or provide such disclosure in the notes to the consolidated financial statements. Refer to ASC 220-10-45-12.

Response: The Company respectfully advises the Staff that, as disclosed in footnote 14 on page F-54, the Company intends to indefinitely reinvest non-U.S. undistributed earnings and has applied the requirements outlined in ASC 740-30-25 for not recording deferred taxes on non-U.S. undistributed earnings. Therefore, in accordance with ASC 830-30-45-21, the Company has not recorded deferred taxes on the foreign currency translation adjustments in other comprehensive income.

Note 1 – Description of the Business and Summary of Significant Accounting Policies

Revenue Recognition, page F-30

34.	We note that your policy disclosure is divided between software related products and tangible products containing essential software. Additionally, we note disclosure on page F-31 describes arrangements that include non-essential hardware within your software policy section. Please clarify in your disclosure the components of your various multiple element arrangements. In this regard tell us whether any of your arrangements include software products, tangible products containing essential software and/or non-essential hardware and services and if so, provide your policy for allocating revenue.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages F-30 through F-32.

35.	We note your disclosure on page 2 indicates that your solutions can be hosted in a mobile cloud environment. We note similar disclosure elsewhere in the filing including the discussion of cloud-based implementation on pages 75 and 82. Please clarify to us and in your filing whether you offer cloud-based or hosting services and if so describe your accounting policy for these services.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company respectfully advises the Staff that its solutions run on servers that may be installed in cloud-computing centers instead of dedicated mobile network operator central offices to support subscribers in multiple countries. The Company performed a proof-of-concept in 2012 with a solution installed in a commercial cloud-computing center in Dallas, Texas that supported end-users located in multiple cities in the United States and abroad. Commercial cloud-based deployment models include:

•	a mobile service provider deploying the Company’s solution in its own cloud-computing center to provide services for subsidiaries in multiple countries, or for itself and multiple partners; and

•	the Company deploying its solution in its own cloud-computing center to provide services for multiple mobile service providers.

The Company refers to the model described in the first bullet point above as “private cloud implementation” because in that model the Company’s solutions are installed in the mobile service provider’s own cloud-computing environment. In the private cloud implementation model, the mobile service provider customer purchases the Company’s solutions and deploys them in its own mobile cloud environment. The Company treats private cloud implementation as a sale of its solutions and applies the associated revenue recognition policies, because from the Company’s perspective private cloud implementation involves installing the Company’s solutions on the customers’ premises and the mobile service provider operates its own servers. The Company will generate revenues in 2013 from the private cloud implementation of its solutions.

The Company refers to the model described in the second bullet above as “cloud-based hosting services” because in that model the Company installs its solutions on a cloud-computing server that the Company purchases and maintains, and the Company hosts the solutions on an ongoing basis. The Company offers cloud-based hosting services, but does not yet have any contracts pursuant to which the Company will provide cloud-based hosting services. If cloud-based hosting services become a revenue stream for the Company, the Company will evaluate and apply the necessary accounting policies and related impact based on the circumstances, facts and applicable accounting guidance and regulations in effect at that time.

The Company has revised the Registration Statement to clarify that the Company does not have any contracts to provide cloud-based hosting services as described in this response. Please see pages 4, 79 and 82.

36.	We note your disclosure on pages F-31 and F-33 that based upon ASC 605-45 you concluded that you meet the criteria for gross presentation. Please describe the elements of your arrangements that were evaluated under ASC 605-45 and provide us with the details of your analysis including your consideration of the criteria in ASC 605-45-45-4 through 14.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company respectfully advises the Staff that it accounts for revenue on a gross basis for software-related revenue and tangible products containing essential software. The Company is a provider of software-based networking solutions and functions as a primary provider of network service solutions directly to customers. Therefore, these revenues are reported on a gross basis.

The Company has evaluated gross versus net treatment of revenue based on the factors indicated in the tables below. Indicators apply to both software related revenue and tangible products containing essential software, unless otherwise noted.

Indicators of gross treatment included in ASC 605-45-45-4 to 14

Indicator	Analysis with respect to the Company

1. The seller is the primary obligor in the transaction.	The Company is the primary obligor and fully responsible for fulfilling and providing total services desired by the customer. For example, in the event of a service outage or connectivity issue, the customer calls the Company directly.

2. The seller has inventory risk (general inventory risk before customer order is placed or upon customer return or risk of loss after customer order or during shipping).	For tangible products containing essential software, general inventory risk lies with the Company because the Company takes title to the inventory before orders are placed by an end use customer. Therefore, the Company assumes substantially all risks and rewards of ownership before the inventory is purchased by the end-use customer. For software related revenue, any equipment that is purchased and may be needed to complete the order is part of the overall contract. The Company assumes substantially all risks and rewards of ownership before the order is completed and transferred to the end-use customer. The Company also assumes substantially all risks and rewards of ownership if inventory is returned.

3. The seller has latitude in establishing price.	The prices are determined through negotiation between the customers and the Company.

4. The seller changes the product or performs part of the service.	For tangible products containing essential software, the Company purchases hardware, configures the hardware, adds software to the hardware and provides post-contract customer support as a component of the network solution services which the Company provides to customers. For software related revenue, the Company provides software that generally requires integration within a customer’s production and business system environment.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Indicators of gross treatment included in ASC 605-45-45-4 to 14

Indicator	Analysis with respect to the Company

5. The seller has discretion in supplier selection.	The Company can select such suppliers as it determines in order to meet the customer’s needs and specifications.

6. The seller is involved in the determination of product or service specifications.	The Company determines service specifications to meet the customer’s needs and specifications.

7. The seller has physical loss inventory risk.	The Company is at physical risk of loss of inventory while in its possession.

8. The seller has credit risk.	The Company has credit risk as it has an independent contractual relationship with the customer.

Indicators of net treatment included in ASC 605-45-45-16 to 18

Indicator	Analysis with respect to the Company

1. The seller is not the primary obligor.	The Company is the primary obligor, as described above.

2. The amount the seller earns is fixed.	Prices are determined through negotiation between the customer and the Company, as described above.

3. The seller does not have credit risk.	The Company has credit risk as it has an independent contractual relationship with the customer, as described above.

37.	We note your disclosure on page F-30 that you offer price protection to Cisco. We further note in your disclosure on page 117 that under your arrangement with Cisco, the fees, terms and conditions will be no less favorable to Cisco than those that you provide to similar customers. Please tell us whether the disclosure on page 117 relates to the price protection clause you referenced on page F-30 and describe your accounting policy related to the price protection clause.

Response: The Company respectfully advises the Staff that the disclosure on page 121 under the caption “Most Favored Customer Provision,” relating to the Company’s Reseller OEM Agreement with Cisco Systems, does refer to the price protection clause referenced on page F-30.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Under the Reseller OEM Agreement, should the Company sell the same product(s) to other customers at a price lower than that charged to Cisco Systems, the Company is obligated to refund the difference between the original price charged to Cisco Systems and the new lower price charged to another customer for all such products sold to date. Under the guidance in ASC 985-605-25-36(d), in order to determine if the amount to be recognized is fixed or determinable, a company must be able to reasonably estimate future price changes that would impact such price protection agreements. Cisco Systems buys a unique variant of the Company’s products and therefore the Company has not sold the same products to other resellers at a price less than that offered to Cisco Systems. The Company’s products represent a new technology for a market in its early stages. Historically, these prices have not decreased. Furthermore, the Company is not experiencing significant price pressures, and only selective competitive pressure from Cisco’s large competitors. Finally, given the bundled, customized nature of the Company’s arrangements, there is latitude in the pricing of the other components of the sale which includes software customizations and installation and configuration labor and so the Company retains a degree of control over the pricing of the products covered by the price protection arrangement. Therefore, the Company does not expect that such a price protection charge will be needed.

The Company has revised the Registration Statement in response to the Staff’s comment. Please see page F-30.

Software Related Revenue Recognition, page F-30

38.	We note your disclosure on page F-31 that you have established vendor-specific objective evidence (VSOE) of fair value for post-contract support such as maintenance using the stated renewal rates. Please describe, in detail, the methodology for establishing VSOE including the range of renewal rates and tell us the percentage of your customers that actually renew at such rates.

Response: With respect to post-contract support (PCS) included in multiple element software arrangements, the Company applies the Bell-Shaped Curve approach to assess VSOE of fair value. The Company performed its VSOE analysis to verify that the PCS renewal rates are within a reasonably narrow range. Typically, the Company determines that a reasonably narrow range exists if its analysis demonstrates that 80% or more of renewals are priced within a range of +/- 15% of the midpoint of the range of renewals. The renewal rate is determined as a percentage of the total initial system sale. As part of the analysis, the Company identifies the population of first-year PCS renewals (initial stand-alone renewal subsequent to system go-live) to compute a range of renewal rates. The Company does not judgmentally exclude “outlier” transactions from the population. All first-year renewals are stratified into three distinct groups based on market conditions with 100%, 85%, and 100%, respectively, falling within +/-15% of the median renewal rate. The Company’s PCS terms are typically twelve months in duration. The Company rarely discounts PCS in the initial arrangement, or for renewals, and substantially all of its customers renew at the rates stated in the Company’s arrangements. The Company believes its methodology provides sufficient evidence to support the existence of VSOE of fair value for its PCS offerings.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

For multiple element software arrangements where a PCS renewal rate has a contractually-stated price that is different from the VSOE rate, the Company allocates the initial arrangement consideration among its deliverables and uses the residual method to allocate such fee to the undelivered PCS element using VSOE of fair value. In some limited instances, the contractually stated PCS renewal rate may be higher than the VSOE of fair value rate. In these instances, the Company allocates consideration to PCS using the contractually stated rate for purposes of accounting for multiple element arrangements.

39.	Additionally, we note on page F-31 that you have established VSOE of fair value for software services using separate selling price. Please describe, in detail, the methodology for establishing VSOE including the volume and range of standalone sales used to establish VSOE. Additionally, please describe your policy for allocating arrangement consideration when the contractual price for this element does not fall within the respective VSOE of fair value range.

Response: For software services provided in connection with software license arrangements, the Company establishes VSOE for such services based upon prices it charges when those services are sold separately. When sold separately, such services are predominantly charged to customers at undiscounted list prices, on a time and materials basis (e.g., daily rates). Accordingly, there is limited volatility in contractually stated time-and-material rates included in the Company’s arrangements for service projects sold on a stand-alone basis and the Company does not have any transactions outside of the respective VSOE of fair value range of +/- 15%. However, due to the Company’s primary focus as a supplier of software systems and not as a provider of professional services such as training, the vast majority of sales of software services are sold as part of multiple element software arrangements accounted for under contract accounting. Therefore, there are limited situations where the customers purchase stand-alone professional services at the contractual rates. The amount of software services accounted outside of contract accounting is inconsequential to the Company’s Statement of Operations. For multiple element software arrangements that include software services, the Company allocates the initial arrangement consideration to the undelivered PCS element using the VSOE of fair value by applying the residual method to the arrangement.

Tangible Product Containing Essential Software, page F-31

40.	We note on page F-32 that you allocate arrangement consideration to each separate deliverable based upon VSOE, third party evidence (TPE) or estimated selling price (ESP). Please tell us which method is used for your various applicable products and services.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

Response: The Company uses ESP when allocating arrangement consideration to each separate deliverable as it does not have VSOE or TPE of selling price for its various applicable tangible products containing essential software products and services. The Company has revised page F-32 of the Registration Statement.

41.	We note your disclosure that for contracts that include multiple elements you determine whether the various elements meet the applicable criteria to be accounted for as separate elements and make estimates regarding their relative fair values. Please tell us how your allocation method is consistent with the relative selling price method discussed in ASU No. 2009-13 considering the term “fair value” is no longer referred to within this guidance.

Response: The Company confirms to the Staff that the Company does allocate the total transaction price of an arrangement based on each separate unit of accounting relative to ESP. The Company considers its internal costs, profit objectives, pricing practices and potential market constraints in determining ESP. The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages F-31, F-32 and F-33.

Recent Accounting Pronouncements, page F-38

42.	We note your disclosure that you are currently evaluating the impact of the new goodwill accounting guidance. This statement, as well as your disclosure on page F-34, implies that you have not adopted the new guidance. Please reconcile the inconsistency between this disclosure and your statement on page 70 which indicates that you adopted the guidance for the 2011 impairment test.

Response: In response to the Staff’s comment, the Company has revised page 74 of the Registration Statement to reconcile the inconsistency with page F-38 and to correctly disclose that management is currently evaluating the effect of the provisions of the new goodwill accounting guidance.

Note 3 – Business Combination, page F-40

43.	We note your disclosure on pages F-7 and F-8 with respect to fair value adjustments associated with historical Airwide percentage of completion contracts recorded in your pro forma financial statements. Please tell us how the fair values of these contracts were reflected in your purchase accounting.

Response: The Company respectfully advises the Staff that the historical Airwide percentage of completion contracts consist of (i) services to deliver and install the Company’s software products (the fulfillment effort) and (ii) the right to receive payment, which depends on performance and completion of those services. The amount recognized is based on the fair value of each contract and is the amount that market participants would

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

be required to pay, or would pay, to assume the rights and obligations under the contract. Thus, the determination of fair value requires consideration of, among other matters, amounts remaining to be billed under the contract, estimated costs to complete the contract, and the profit margin that a market participant would reasonably require to complete the contract. The Company considered a reasonable profit margin and estimated cost to fulfill the contract in each fair value measurement, in both cases from the perspective of a market participant. The Company considered the fulfillment effort to be an adjustment to its deferred revenue, and not unbilled revenue, to avoid the possible implication to a reader of the financial statements that cash would be received upon billing.

Note 10 – Loss per Common Share Applicable to Common Shareholders, page F-46

44.	Describe your consideration for ASC 260-10-45-68 in determining whether the preferred stock should be included in the computation of basic earnings per share regardless of the fact that the company has a net loss from operations in all periods presented. In this regard, tell us and disclose whether the redeemable convertible preferred shareholders have contractual obligations to share in the company’s losses.

Response: The Company considered ASC 260-10-45-68 and based on the terms and conditions of the Company’s redeemable convertible preferred stock, none of the Company’s preferred stock series have contractual rights or obligations to share in the current losses or potential future net income of the Company. The Company has revised the Registration Statement in response to the Staff’s comment to clarify that the Company’s redeemable convertible preferred stock does not have contractual obligations to share in the Company’s losses. Please see page F-49.

Note 16 – Segment and Geographic Information, page F-55

45.	We note that your revenue recognition policy reflects accounting for software products separately from tangible products containing essential software. Please tell us your consideration for disclosing revenue from each of your products separately. Refer to ASC 280-10-50-40.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that it does not consider revenue from software products or revenue from tangible products containing essential software to be different revenue streams. The Company understands ASC 280-10-50-40 to require reporting of revenue by groups of “similar” products when categorization in that manner is either representative of the way in which the business is managed or when the products share common operational or financial attributes, such that grouping them together would enhance the reader’s understanding of an issuer’s reported results of operations. The Company notes that it has one class of end-customer (mobile service providers) and all of the Company’s products are designed to provide high-quality internet protocol (IP)-based voice, video, rich communications and

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

February 6, 2013

enhanced messaging service to its customers’ subscribers. The Company also notes that when its management reviews operating results and reports the Company’s financial results to its Board of Directors, management presents the information as a single revenue stream. For purposes of clarity, this means that the Company’s management does not present revenue and margins for software products separately from revenue and margins for tangible products containing essential software. The Company operates in one segment and has provided the required enterprise-wide disclosures on page F-55.

Please refer any questions to the undersigned at (512) 320-9229.

Respectfully submitted, Andrews Kurth LLP

/s/ Alan Bickerstaff
Alan Bickerstaff